SHARE-BASED PAYMENTS AND OTHER RELATED INFORMATION - Share Options (Details)	12 Months Ended
	Dec. 31, 2017 CAD shares	Dec. 31, 2016 CAD shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price outstanding beginning of period (CAD/share) | CAD	CAD 14.55	CAD 14.92
Weighted average exercise price granted (CAD/share) | CAD	9.91	9.29
Weighted average exercise price exercised (CAD/share) | CAD	10.82	9.13
Weighted average exercise price forfeited (CAD/share) | CAD	13.68	13.82
Weighted average exercise price expired (CAD/share) | CAD	17.37	16.57
Weighted average exercise price outstanding end of period (CAD/share) | CAD	CAD 12.79	CAD 14.55
Number of Share Options outstanding beginning of period | shares	3,211,745	4,068,457
Number of Share Options granted | shares	1,407,000	2,972,876
Number of Share Options exercised | shares	(112,136)	(2,819,838)
Number of Share Options forfeited | shares	(307,000)	(335,000)
Number of Share Options expired | shares	(332,584)	(674,750)
Number of Share Options outstanding end of period | shares	3,867,025	3,211,745
Share option
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3 years